Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Property and equipment, gross	$ 2,359,704	$ 2,203,074	$ 454,679
Less accumulated depreciation	194,945	79,646
Property and equipment, net	2,164,759	2,123,428	454,679
Depreciation		79,646
Depreciation Expense			0
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	$ 847,217	$ 847,217
Machinery and tooling
Property, Plant and Equipment [Line Items]
Useful life (in years)	7 years	7 years
Property and Equipment, Net
Property and equipment, gross	$ 1,270,652	$ 1,123,391	$ 454,679
Furniture and equipment
Property and Equipment, Net
Property and equipment, gross	$ 241,835	$ 232,466
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years	3 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	10 years	10 years